Schedule of cash and cash equivalents (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Cash And Cash Equivalents
Cash at banks		$ 65,195		$ 195,828
Cash on hand		989		1,881
Cash and cash equivalents	$ 24,312	$ 66,184	$ 92,808	$ 197,709	$ 216,752	$ 225,348